NOTE 2 – GOING CONCERN	9 Months Ended	12 Months Ended
	May 31, 2022	Aug. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
NOTE 2 – GOING CONCERN

NOTE 2 – GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future. As of May 31, 2022, the Company had an accumulated deficit of approximately $8.37 million and a negative working capital of $1.26 million. For the nine months ended May 31, 2022, the Company incurred a net loss of approximately $1.77 million. Although, the Company generated revenue of approximately $2.06 million as the result of selling the mainland China copyrights and broadcast rights for five movies (“Love over the world”, “Our treasures”, “Confusion”, “Huafeng” and “Lushang”) for the nine months ended May 31, 2022, the future operations of the Company depend on its ability to realize forecasted revenues, achieve profitable operations, and depend on whether or not the Company could obtain the continued financial support from its stockholders or external financing. Management believes the existing stockholders will provide the additional cash to meet the Company’s obligations as they become due. However, there is no assurance that the Company will be successful in securing sufficient funds to sustain the operations.

These factors, among others, raise the substantial doubt regarding the Company’s ability to continue as a going concern. The financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of these uncertainties. Management believes that the actions presently being taken to obtain additional funding and implement its strategic plan provides the opportunity for the Company to continue as a going concern.

Going Concern Uncertainties

The accompanying consolidated financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and the discharge of liabilities in the normal course of business for the foreseeable future.

As of August 31, 2021, the Company had an accumulated deficit of approximately $6.6 million and a working capital deficit of $228,669. For the year ended August 31, 2021, the Company incurred a net loss of approximately $3.6 million and the net cash used in operations was $5,141,166. Losses have principally occurred as a result of the substantial resources required for general and administrative expenses associated with our operations. The continuation of the Company as a going concern through August 31, 2022 is dependent upon the continued financial support from its stockholders or external financing. Management believes the existing stockholders will provide the additional cash to meet the Company’s obligations as they become due. However, there is no assurance that the Company will be successful in securing sufficient funds to sustain the operations.

These conditions raise substantial doubt about the Company’s ability to continue as a going concern. These financial statements do not include any adjustments to reflect the possible future effect on the recoverability and classification of assets or the amounts and classifications of liabilities that may result from the outcome of these uncertainties. Management believes that the actions presently being taken to obtain additional funding and implement its strategic plan provides the opportunity for the Company to continue as a going concern.